Lease Liability - Schedule of Lease Liability Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liability Recognized [Line Items]
Balance beginning		$ 135,337
Total	487,178
Additions	336,927
Acquisition	189,096
Accrued interest	20,537	4,663
Lease payables transferred back from AP for cash settlement		160,000
Cash payments	(113,782)	(300,000)
Reclass to Accounts payable	(48,000)
Movement in exchange rates	11,343
Balance at ending	396,121
Office Lease [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance beginning		135,337
Additions	272,274
Acquisition
Accrued interest	11,564	4,663
Lease payables transferred back from AP for cash settlement		160,000
Cash payments	(96,000)	(300,000)
Reclass to Accounts payable	(48,000)
Movement in exchange rates
Balance at ending	139,838
Tower Leases [Member]
Schedule of Lease Liability Recognized [Line Items]
Balance beginning
Additions	64,653
Acquisition	189,096
Accrued interest	8,973
Lease payables transferred back from AP for cash settlement
Cash payments	(17,782)
Reclass to Accounts payable
Movement in exchange rates	11,343
Balance at ending	256,283
2026 [member]
Schedule of Lease Liability Recognized [Line Items]
Total	213,739
2027 [member]
Schedule of Lease Liability Recognized [Line Items]
Total	51,553
2028 [member]
Schedule of Lease Liability Recognized [Line Items]
Total	51,553
2029 [member]
Schedule of Lease Liability Recognized [Line Items]
Total	51,553
2030 [member]
Schedule of Lease Liability Recognized [Line Items]
Total	51,553
Thereafter [member]
Schedule of Lease Liability Recognized [Line Items]
Total	$ 67,227